Income Taxes, Net Operating Losses & Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Net Operating Losses [Abstract]
Unrecognized Tax Benefits, Interest payable	$ 0	$ 0
Customer Surcredits	2,500,000	1,300,000
Unrecognized Tax Benefits, Interest Expense	0	0	$ 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for Unrecognized Tax Benefits, Beginning	0	0
Liability for Unrecognized Tax Benefits, Ending	0	0	0
Predecessor [Member]
Net Operating Losses [Abstract]
Unrecognized Tax Benefits, Interest payable		0
Unrecognized Tax Benefits, Interest Expense		0	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for Unrecognized Tax Benefits, Beginning	0	0	5,071,000
Reduction for tax positions of current period			0
Additions for tax positions of prior years			0
Reduction for tax positions of prior years			0
Reduction for settlement with tax authority			(5,071,000)
Reduction for lapse of statute of limitations			0
Liability for Unrecognized Tax Benefits, Ending		0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense		$ 0	$ 100,000
Successor [Member]
Operating Loss Carryforwards [Line Items]
Liability for Uncertainty in Income Taxes, Noncurrent	0
Net Operating Losses [Abstract]
Unrecognized Tax Benefits, Interest payable	0
Unrecognized Tax Benefits, Interest Expense	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for Unrecognized Tax Benefits, Ending	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0
Successor [Member] | Federal [Member]
Net Operating Losses [Abstract]
Net operating loss carryforwards	89,900,000
Successor [Member] | State [Member]
Net Operating Losses [Abstract]
Net operating loss carryforwards	$ 201,100,000